Cash and Cash Equivalents (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 6,567,728	$ 4,849,850
Mainland China [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		369,035
HK [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 180,387	$ 68,106